Expenses by Nature - Summary of Expenses by Nature Selling and Marketing Expenses (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Attribution of expenses by nature to their function
Employee benefit expenses	₺ (14,218,875)	₺ (9,936,190)	₺ (10,750,005)
Selling and marketing expenses
Attribution of expenses by nature to their function
Employee benefit expenses	(3,139,523)	(2,109,509)	(2,282,240)
Marketing expense	(1,969,736)	(1,799,885)	(2,164,820)
Selling expense	(306,716)	(363,264)	(444,519)
Other	(266,371)	(320,135)	(309,455)
Operating expense	₺ (5,682,346)	₺ (4,592,793)	₺ (5,201,034)